Long-term debt - Crown Capital Funding Partner LP (Details)		1 Months Ended			12 Months Ended
	Jul. 14, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Sep. 30, 2020 USD ($) shares	Dec. 31, 2022 USD ($) M shares	Dec. 31, 2022 CAD ($) M	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Mar. 31, 2022 CAD ($)	Jan. 05, 2021	Sep. 30, 2020 CAD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Long term debt					$ 19,812		$ 11,999,108	$ 12,138,799	$ 12,138,799
Loss on extinguishment of debt (note 9)	$ 747,865				747,865
Amount of shares issued					4,053,476		16,715,000	13,747,345
Issue of equity					1,898,271		13,485,003	13,747,345
Debt repayment					4,761,890		1,070,275	838,031
Accretion and other financing costs (note 9)					1,231,194		967,106	1,216,949
Borrowings face amount					8,414,589
Amendment fee					(239,880)
Debt instrument fair value disclosures	$ 7,701,650
Proceeds from borrowings								4,827,175
Interest expense					$ 930,107		1,288,131
Loss on revaluation of conversion feature liability (note 9)								(1,308,440)
Amendment crown debt facility
Disclosure of detailed information about borrowings [line items]
Interest rate					10.00%
Borrowings face amount		$ 4,005,768								$ 5,000,000
Amendment fee		$ 239,880	$ 300,000
Crown Capital Funding Partner LP
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity														$ 11,055,000	$ 15,000,000
Long term debt							11,472,235	11,093,400	11,093,400
Interest rate					10.00%									10.00%	10.00%
Loss on extinguishment of debt (note 9)					$ 747,865
Number of warrants issued | shares				450,000
Share price | $ / shares												$ 2.06
Number of shares issued | shares					1,078,901
Issue of equity					$ 442,626
Incremental fair value				$ 84,287								$ 111,387
Borrowings fee incurred					353,115	$ 450,000
Accretion and other financing costs (note 9)					244,611		347,372	313,112
Borrowings face amount					7,701,650
Amendment fee					(239,880)
Interest expense					$ 900,202		1,232,349	1,409,961
Unsecured Promissory Notes | Transcription Express VTB loan
Disclosure of detailed information about borrowings [line items]
Interest rate													10.00%
Borrowings face amount													$ 1,666,227
Unsecured Promissory Notes | Home Tech VTB
Disclosure of detailed information about borrowings [line items]
Interest rate					12.00%
Borrowings face amount					$ 1,200,000
Number of Installment to be paid | M					60	60
Borrowings periodic payment					$ 20,000
Unsecured Promissory Notes | WordZ Xpressed Inc
Disclosure of detailed information about borrowings [line items]
Interest rate					12.00%						5.00%
Borrowings face amount					$ 1,200,000
Number of Installment to be paid | M					36	36
Convertible Notes | Amending agreements
Disclosure of detailed information about borrowings [line items]
Incremental fair value								1,497,804	1,497,804
Borrowings face amount								6,792,934	$ 6,792,934
Conversion Price | $ / shares									$ 2.18
Interest expense								3,503,797
Loss on revaluation of conversion feature liability (note 9)								$ 1,308,440
Paycheck Protection Program Loan
Disclosure of detailed information about borrowings [line items]
Debt repayment					$ 114,269		$ 145,129